Label	Element	Value
Schwab California Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SCHWAB INVESTMENTS

(the Trust)
Schwab® Tax-Free Bond Fund
Schwab® California Tax-Free Bond Fund
(each, the fund)
Supplement dated June 21, 2022 to the fund’s currently effective Summary Prospectuses,
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.
At a meeting held on June 8, 2022, the Board of Trustees of the Trust approved (i) reductions of the funds management fees and a new expense limitation and (ii) reductions of the shareholder servicing fees. These changes, which are summarized below, will be effective on July 1, 2022.
2.
For the Schwab California Tax-Free Bond Fund:

Summary Prospectus and Statutory Prospectus – Under the “Fund Fees and Expenses” section: The “Shareholder Fees,” “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)1
Management fees	0.22
Distribution (12b-1) fees	None
Other expenses2	0.19
Total annual fund operating expenses	0.41
Less expense reduction	(0.03)
Total annual fund operating expenses after expense reduction3	0.38

(1)
The information in the table has been restated to reflect current fees and expenses.

(2)
“Other expenses” are based on estimated amounts for the current fiscal year.

(3)
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.38% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Risk/Return [Heading]	rr_RiskReturnHeading	Schwab® California Tax-Free Bond Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
2.
For the Schwab California Tax-Free Bond Fund:

Summary Prospectus and Statutory Prospectus – Under the “Fund Fees and Expenses” section: The “Shareholder Fees,” “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 Investment
Schwab California Tax-Free Bond Fund | Schwab California Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.22%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.19%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.41%	[1]
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.38%	[1],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 480

[1]	The information in the table has been restated to reflect current fees and expenses.
[2]	“Other expenses” are based on estimated amounts for the current fiscal year.
[3]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.38% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.